Consolidated Statements of Comprehensive Income (Loss) (UNITED DOMINION REALTY, L.P) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income/(loss)	$ 20,585	$ (106,588)	$ (91,623)
Other comprehensive income/(loss) - derivative instruments:
Unrealized holding (loss)/gain	(16,477)	(9,273)	(3,949)
Loss reclassified into earnings from other comprehensive income	9,132	6,777	12,082
Other comprehensive (loss)/income	(10,837)	(3,588)	12,717
Comprehensive income/(loss)	9,748	(110,176)	(78,906)
Comprehensive income/(loss) attributable to non-controlling interests	158	(3,807)	(3,303)
Comprehensive income/(loss) attributable to UDR, Inc.	9,590	(106,369)	(75,603)
United Dominion Realty L.P
Net income/(loss)	30,229	(20,694)	(4,045)
Other comprehensive income/(loss) - derivative instruments:
Unrealized holding (loss)/gain	(6,119)	(6,631)	(2,676)
Loss reclassified into earnings from other comprehensive income	4,719	4,281	4,397
Other comprehensive (loss)/income	(1,400)	(2,350)	1,721
Comprehensive income/(loss)	28,829	(23,044)	(2,324)
Comprehensive income/(loss) attributable to non-controlling interests	70	41	131
Comprehensive income/(loss) attributable to UDR, Inc.	$ 28,759	$ (23,085)	$ (2,455)